Leases - Schedule Of Supplemental BaIance Sheet information Related To Leases (Details) - Jun. 30, 2019	CNY (¥)	USD ($)
Operating leases
Operating lease right-of-use assets	¥ 64,171,819	$ 9,347,679
Operating lease liabilities, current	(32,117,473)	(4,678,437)
Operating lease liabilities, non-current	(26,586,966)	$ (3,872,828)
Total operating lease liabilities	¥ (58,704,439)
Weighted-average remaining lease term
Operating leases	2 years 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate
Operating leases	5.70%	5.70%